Intangible Assets and Goodwill - Additional Information - (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Discount rate on discounted cash flow	18.20%
Terminal growth rate	2.00%
Selling, general and administrative expenses
Disclosure Of Intangible Assets [Line Items]
Amortization expense	$ 924,236	$ 1,075,130